Annual Fund Operating Expenses - DWS RREEF Global Real Estate Securities Fund	Apr. 21, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.48%	[1]
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.38%)
Net Expenses (as a percentage of Assets)	1.05%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.43%	[1]
Expenses (as a percentage of Assets)	2.13%
Fee Waiver or Reimbursement	(0.33%)
Net Expenses (as a percentage of Assets)	1.80%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[1]
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.79%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	0.80%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%	[1]
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	0.90%

[1]	“Other expenses” are restated to exclude a negative expense adjust-ment related to proxy expenses. “Other expenses” would have been 0.44%, 0.39%, 0.23%, 0.33% and 0.46% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had the negative expense adjustment related to proxy expenses been included.